WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 31.7%
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 0.5%
AT&T Inc., Senior Notes	2.300%	6/1/27	140,000	$129,086
AT&T Inc., Senior Notes	2.550%	12/1/33	210,000	168,275
AT&T Inc., Senior Notes	5.350%	9/1/40	20,000	19,592
AT&T Inc., Senior Notes	5.550%	8/15/41	10,000	10,091
AT&T Inc., Senior Notes	4.350%	6/15/45	68,000	58,002
AT&T Inc., Senior Notes	3.550%	9/15/55	96,000	67,180
AT&T Inc., Senior Notes	3.800%	12/1/57	10,000	7,246
AT&T Inc., Senior Notes	3.650%	9/15/59	30,000	20,904
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	230,000	217,977
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	20,000	18,958
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	80,000	72,048
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	144,000	140,838
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	50,000	47,885
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	60,000	54,263
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	80,000	64,963
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	162,000	138,443
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	70,000	66,967
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	100,000	101,155
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	80,000	56,406
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	250,000	195,519
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	10,000	8,231
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	50,000	41,976
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	10,000	9,396
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	10,000	10,283
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	30,000	24,276
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	30,000	19,611

Total Diversified Telecommunication Services				1,769,571

Entertainment - 0.2%
Walt Disney Co., Senior Notes	6.650%	11/15/37	50,000	57,506
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	20,000	20,000
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	70,000	66,822
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	90,000	84,279
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	310,000	277,061
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	30,000	25,799
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	10,000	8,306

Total Entertainment				539,773

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report	1

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Interactive Media & Services - 0.0%††
Alphabet Inc., Senior Notes	1.900%	8/15/40	50,000	$33,623

Media - 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	1,440,000	1,176,607	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	40,000	39,524
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	80,000	75,439
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	100,000	96,474
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	570,000	505,476
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	240,000	208,634
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	400,000	267,160
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	10,000	8,064
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	30,000	25,282
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	40,000	31,027
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	170,000	125,948
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	30,000	28,818
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	70,000	54,962
Comcast Corp., Senior Notes	3.150%	3/1/26	80,000	77,491

See Notes to Schedule of Investments.

2	Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Comcast Corp., Senior Notes	3.300%	4/1/27	40,000	$38,278
Comcast Corp., Senior Notes	4.150%	10/15/28	270,000	263,621
Comcast Corp., Senior Notes	3.400%	4/1/30	50,000	46,254
Comcast Corp., Senior Notes	4.250%	10/15/30	320,000	309,249
Comcast Corp., Senior Notes	3.250%	11/1/39	10,000	7,845
Comcast Corp., Senior Notes	3.750%	4/1/40	40,000	33,269
Comcast Corp., Senior Notes	3.400%	7/15/46	10,000	7,474
Comcast Corp., Senior Notes	4.000%	8/15/47	20,000	16,235
Comcast Corp., Senior Notes	3.969%	11/1/47	610,000	490,722
Comcast Corp., Senior Notes	4.000%	3/1/48	10,000	8,124
Comcast Corp., Senior Notes	3.999%	11/1/49	185,000	149,907
Comcast Corp., Senior Notes	3.450%	2/1/50	50,000	36,597
Comcast Corp., Senior Notes	2.800%	1/15/51	60,000	38,422
Comcast Corp., Senior Notes	2.887%	11/1/51	280,000	181,904
Comcast Corp., Senior Notes	4.049%	11/1/52	440,000	354,383
Comcast Corp., Senior Notes	2.937%	11/1/56	27,000	17,014
Comcast Corp., Senior Notes	4.950%	10/15/58	20,000	18,738
DISH DBS Corp., Senior Notes	5.875%	11/15/24	60,000	57,538
DISH DBS Corp., Senior Notes	7.750%	7/1/26	30,000	20,111
DISH DBS Corp., Senior Notes	5.125%	6/1/29	60,000	25,075
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	30,000	23,679	(a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	10,000	6,891	(a)
Fox Corp., Senior Notes	6.500%	10/13/33	140,000	148,346
Fox Corp., Senior Notes	5.476%	1/25/39	40,000	38,094
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	160,000	151,353
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	10,000	10,109
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	90,000	78,035
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	210,000	194,319	(a)

Total Media				5,492,492

Wireless Telecommunication Services - 1.0%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,500,000	1,063,360	(a)
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	180,000	178,462
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	60,000	72,795
Sprint LLC, Senior Notes	7.625%	2/15/25	40,000	40,499
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	30,000	29,418
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	20,000	18,938
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	20,000	19,267
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	60,000	53,750

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report	3

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	60,000	$55,538
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	820,000	768,403
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	50,000	42,610
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	50,000	43,475
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	130,000	117,518
T-Mobile USA Inc., Senior Notes	2.700%	3/15/32	490,000	412,318
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	120,000	119,645
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	20,000	14,740
T-Mobile USA Inc., Senior Notes	3.400%	10/15/52	160,000	113,588
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	200,000	172,572	(a)

Total Wireless Telecommunication Services				3,336,896

TOTAL COMMUNICATION SERVICES				11,172,355

CONSUMER DISCRETIONARY - 2.8%
Automobiles - 0.9%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,200,000	998,842
Ford Motor Co., Senior Notes	6.100%	8/19/32	110,000	111,534
Ford Motor Co., Senior Notes	4.750%	1/15/43	30,000	24,941
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	200,000	195,236
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	340,000	299,978
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	420,000	375,323
General Motors Co., Senior Notes	6.125%	10/1/25	60,000	60,530
General Motors Co., Senior Notes	5.600%	10/15/32	100,000	101,236
General Motors Co., Senior Notes	6.600%	4/1/36	10,000	10,640
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	530,000	511,117	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	340,000	323,420	(a)

Total Automobiles				3,012,797

Broadline Retail - 0.6%
Amazon.com Inc., Senior Notes	3.300%	4/13/27	30,000	28,865
Amazon.com Inc., Senior Notes	1.200%	6/3/27	300,000	269,791
Amazon.com Inc., Senior Notes	3.150%	8/22/27	130,000	123,940
Amazon.com Inc., Senior Notes	3.450%	4/13/29	70,000	66,853
Amazon.com Inc., Senior Notes	1.500%	6/3/30	60,000	50,105
Amazon.com Inc., Senior Notes	3.600%	4/13/32	350,000	326,101
Amazon.com Inc., Senior Notes	3.875%	8/22/37	80,000	72,259
Amazon.com Inc., Senior Notes	4.950%	12/5/44	50,000	50,100
Amazon.com Inc., Senior Notes	2.500%	6/3/50	400,000	255,527
Amazon.com Inc., Senior Notes	3.100%	5/12/51	190,000	136,570

See Notes to Schedule of Investments.

4	Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Broadline Retail - (continued)
Amazon.com Inc., Senior Notes	4.250%	8/22/57	20,000	$17,428
Prosus NV, Senior Notes	3.061%	7/13/31	600,000	488,645	(a)

Total Broadline Retail				1,886,184

Hotels, Restaurants & Leisure - 1.0%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	30,000	28,216	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	30,000	27,424	(a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	40,000	41,084	(a)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	30,000	30,283	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	6.125%	4/1/32	80,000	80,391	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	350,000	346,374
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	360,000	346,588
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	50,000	45,537
McDonald’s Corp., Senior Notes	1.450%	9/1/25	10,000	9,493
McDonald’s Corp., Senior Notes	3.700%	1/30/26	150,000	146,842
McDonald’s Corp., Senior Notes	3.500%	3/1/27	20,000	19,323
McDonald’s Corp., Senior Notes	3.500%	7/1/27	90,000	86,304
McDonald’s Corp., Senior Notes	3.600%	7/1/30	250,000	233,294
McDonald’s Corp., Senior Notes	3.625%	9/1/49	10,000	7,602
McDonald’s Corp., Senior Notes	4.200%	4/1/50	310,000	259,192
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	140,000	148,238	(a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	100,000	100,859	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	630,000	621,885
Sands China Ltd., Senior Notes	4.050%	1/8/26	200,000	192,768
Sands China Ltd., Senior Notes	2.300%	3/8/27	200,000	181,263
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	173,958
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	80,000	77,023	(a)

Total Hotels, Restaurants & Leisure				3,203,941

Household Durables - 0.0%††
Lennar Corp., Senior Notes	4.500%	4/30/24	160,000	159,821

Specialty Retail - 0.2%
Home Depot Inc., Senior Notes	2.500%	4/15/27	60,000	56,248
Home Depot Inc., Senior Notes	3.900%	12/6/28	10,000	9,714
Home Depot Inc., Senior Notes	2.700%	4/15/30	190,000	169,328
Home Depot Inc., Senior Notes	3.300%	4/15/40	230,000	183,038

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report	5

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - (continued)
Home Depot Inc., Senior Notes	3.900%	6/15/47	10,000	$8,181
Home Depot Inc., Senior Notes	3.350%	4/15/50	60,000	44,088
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	40,000	39,132
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	110,000	90,219

Total Specialty Retail				599,948

Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc., Senior Notes	2.750%	3/27/27	70,000	66,299
NIKE Inc., Senior Notes	2.850%	3/27/30	160,000	144,657
NIKE Inc., Senior Notes	3.250%	3/27/40	40,000	32,240
NIKE Inc., Senior Notes	3.375%	3/27/50	50,000	37,866

Total Textiles, Apparel & Luxury Goods				281,062

TOTAL CONSUMER DISCRETIONARY				9,143,753

CONSUMER STAPLES - 1.2%
Beverages - 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	149,000	145,680
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	380,000	361,354
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	70,000	68,311
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	90,000	90,017
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	40,000	37,277
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	100,000	90,621
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	240,000	250,402
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	50,000	49,882
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	70,000	68,573
Constellation Brands Inc., Senior Notes	2.250%	8/1/31	90,000	74,387
PepsiCo Inc., Senior Notes	2.625%	3/19/27	10,000	9,433

Total Beverages				1,245,937

Consumer Staples Distribution & Retail - 0.0%††
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	90,000	75,798
Walmart Inc., Senior Notes	1.500%	9/22/28	50,000	44,193
Walmart Inc., Senior Notes	1.800%	9/22/31	20,000	16,613

Total Consumer Staples Distribution & Retail				136,604

See Notes to Schedule of Investments.

6	Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - 0.1%
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	80,000	$75,881
Mondelez International Inc., Senior Notes	1.500%	5/4/25	160,000	153,458

Total Food Products				229,339

Personal Care Products - 0.1%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/29	260,000	241,928
Kenvue Inc., Senior Notes	4.900%	3/22/33	210,000	209,976

Total Personal Care Products				451,904

Tobacco - 0.6%
Altria Group Inc., Senior Notes	2.350%	5/6/25	20,000	19,362
Altria Group Inc., Senior Notes	4.800%	2/14/29	13,000	12,880
Altria Group Inc., Senior Notes	2.450%	2/4/32	460,000	373,457
Altria Group Inc., Senior Notes	6.875%	11/1/33	330,000	359,199
Altria Group Inc., Senior Notes	3.875%	9/16/46	40,000	29,993
Altria Group Inc., Senior Notes	5.950%	2/14/49	340,000	346,323
BAT Capital Corp., Senior Notes	3.557%	8/15/27	40,000	37,890
BAT Capital Corp., Senior Notes	4.540%	8/15/47	450,000	347,746
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	90,000	89,488
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	200,000	170,053
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	20,000	19,878
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	60,000	59,496
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	10,000	8,748
Reynolds American Inc., Senior Notes	5.850%	8/15/45	80,000	74,283

Total Tobacco				1,948,796

TOTAL CONSUMER STAPLES				4,012,580

ENERGY - 5.7%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	4.850%	11/15/35	20,000	19,464
Halliburton Co., Senior Notes	5.000%	11/15/45	10,000	9,396

Total Energy Equipment & Services				28,860

Oil, Gas & Consumable Fuels - 5.7%
Apache Corp., Senior Notes	7.750%	12/15/29	40,000	43,407
Apache Corp., Senior Notes	5.100%	9/1/40	160,000	137,416
Apache Corp., Senior Notes	5.250%	2/1/42	10,000	8,445
Apache Corp., Senior Notes	4.750%	4/15/43	10,000	7,891
Apache Corp., Senior Notes	4.250%	1/15/44	90,000	64,516
Apache Corp., Senior Notes	5.350%	7/1/49	40,000	33,843
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	120,000	116,714
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	170,000	160,232
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	250,000	170,703

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report	7

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	20,000	$17,180	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	440,000	366,421	(a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	1,020,000	989,287
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	20,000	18,196
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	120,000	102,315
Chevron Corp., Senior Notes	3.078%	5/11/50	10,000	7,189
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	400,000	414,644	(a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	60,000	65,060	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	40,000	39,842
Continental Resources Inc., Senior Notes	2.268%	11/15/26	160,000	147,333	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	120,000	116,006
Continental Resources Inc., Senior Notes	5.750%	1/15/31	350,000	348,140	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	120,000	99,842
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	70,000	67,402
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	110,000	105,998
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	20,000	20,955	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	10,000	10,059
Devon Energy Corp., Senior Notes	4.500%	1/15/30	40,000	38,582
Devon Energy Corp., Senior Notes	5.600%	7/15/41	160,000	154,376
Devon Energy Corp., Senior Notes	4.750%	5/15/42	30,000	26,136
Devon Energy Corp., Senior Notes	5.000%	6/15/45	510,000	452,979
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	270,000	249,864
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	140,000	116,082
Ecopetrol SA, Senior Notes	5.875%	5/28/45	510,000	381,177
Energy Transfer LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.290%)	9.597%	4/15/24	40,000	39,880	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	50,000	49,132	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	100,000	98,643	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	60,000	58,727	(b)(c)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	70,000	67,962
Energy Transfer LP, Senior Notes	4.950%	6/15/28	40,000	39,695
Energy Transfer LP, Senior Notes	5.250%	4/15/29	30,000	30,043

See Notes to Schedule of Investments.

8	Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer LP, Senior Notes	3.750%	5/15/30	370,000	$341,210
Energy Transfer LP, Senior Notes	5.550%	5/15/34	140,000	140,514
Energy Transfer LP, Senior Notes	5.300%	4/1/44	10,000	9,202
Energy Transfer LP, Senior Notes	5.400%	10/1/47	10,000	9,236
Energy Transfer LP, Senior Notes	6.250%	4/15/49	480,000	493,120
Energy Transfer LP, Senior Notes	5.000%	5/15/50	160,000	140,486
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	390,000	379,546
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	30,000	27,685
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	420,000	376,643
Enterprise Products Operating LLC, Senior Notes	4.850%	1/31/34	320,000	315,342
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	80,000	89,297
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	20,000	24,006
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	10,000	9,355
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	310,000	239,800
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	40,000	31,133
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	30,000	28,034	(c)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	10,000	9,790
EOG Resources Inc., Senior Notes	3.900%	4/1/35	90,000	82,020
EOG Resources Inc., Senior Notes	4.950%	4/15/50	210,000	199,917
EQT Corp., Senior Notes	6.125%	2/1/25	6,000	6,011
EQT Corp., Senior Notes	3.900%	10/1/27	310,000	294,889
EQT Corp., Senior Notes	5.000%	1/15/29	200,000	196,110
EQT Corp., Senior Notes	3.625%	5/15/31	100,000	88,090	(a)
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	80,000	75,434
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	40,000	34,523
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	10,000	8,857
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	310,000	235,037
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	196,590	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report	9

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	10,000	$9,937
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	10,000	9,525
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	60,000	59,165
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	30,000	29,288
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	40,000	45,428
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	10,000	9,007
MEG Energy Corp., Senior Notes	5.875%	2/1/29	20,000	19,670	(a)
MPLX LP, Senior Notes	4.800%	2/15/29	10,000	9,882
MPLX LP, Senior Notes	2.650%	8/15/30	110,000	94,666
MPLX LP, Senior Notes	4.500%	4/15/38	120,000	106,618
MPLX LP, Senior Notes	4.700%	4/15/48	70,000	59,755
MPLX LP, Senior Notes	5.500%	2/15/49	60,000	57,156
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	46,000	46,098
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	10,000	10,043
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	90,000	86,867
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	50,000	46,931
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	10,000	9,076
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	70,000	79,401
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	140,000	149,365
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	70,000	71,875
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	70,000	56,719
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	180,000	194,109
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	70,000	57,151
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	70,000	52,882
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	50,000	38,669
ONEOK Inc., Senior Notes	5.550%	11/1/26	80,000	80,758
ONEOK Inc., Senior Notes	5.800%	11/1/30	130,000	134,030
ONEOK Inc., Senior Notes	6.050%	9/1/33	170,000	177,384
ONEOK Inc., Senior Notes	6.625%	9/1/53	270,000	297,769
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	794,000	786,960
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	170,000	176,841
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	30,000	29,122
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	100,000	92,856
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	150,000	145,693
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	20,000	18,623
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	30,000	25,220
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	270,000	227,320

See Notes to Schedule of Investments.

10	Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Range Resources Corp., Senior Notes	4.750%	2/15/30	40,000	$37,328	(a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	260,000	187,978	(a)
Shell International Finance BV, Senior Notes	2.750%	4/6/30	80,000	71,978
Shell International Finance BV, Senior Notes	4.550%	8/12/43	10,000	9,298
Shell International Finance BV, Senior Notes	4.375%	5/11/45	170,000	152,135
Shell International Finance BV, Senior Notes	4.000%	5/10/46	40,000	33,673
Shell International Finance BV, Senior Notes	3.250%	4/6/50	360,000	261,598
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	50,000	57,547
Southwestern Energy Co., Senior Notes	5.700%	1/23/25	1,400,000	1,394,369
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	620,000	597,302
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	50,000	46,068
Targa Resources Corp., Senior Notes	4.200%	2/1/33	80,000	72,978
Targa Resources Corp., Senior Notes	4.950%	4/15/52	70,000	61,389
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	20,000	19,728
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	20,000	19,919
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	150,000	143,729
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	10,000	9,009
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	360,000	315,443	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	210,000	217,948
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	60,000	51,022	(a)
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	70,000	68,535
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	20,000	19,342
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	610,000	569,527
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	10,000	8,781
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	50,000	44,256
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	50,000	44,758
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	200,000	192,529
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	40,000	36,381
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	30,000	33,457
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	160,000	177,600

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report	11

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	250,000	$247,860
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	190,000	170,129

Total Oil, Gas & Consumable Fuels				18,539,644

TOTAL ENERGY				18,568,504

FINANCIALS - 10.4%
Banks - 6.7%
Banco Santander SA, Senior Notes	2.746%	5/28/25	400,000	386,780
Bank of America Corp., Senior Notes	3.500%	4/19/26	150,000	145,512
Bank of America Corp., Senior Notes	5.000%	1/21/44	150,000	145,282
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	240,000	199,190	(c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	290,000	250,126	(c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	500,000	425,365	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	481,000	451,376	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	130,000	123,604	(c)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	90,000	89,878	(c)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. Term SOFR + 1.452%)	3.946%	1/23/49	50,000	40,986	(c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	110,000	104,285	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	430,000	352,871	(c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	160,000	137,844	(c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	750,000	732,430	(c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	590,000	560,654	(c)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	130,000	128,308
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	40,000	39,423
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	700,000	685,028
Bank of Montreal, Senior Notes	1.850%	5/1/25	160,000	154,126
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	30,000	28,001	(c)

See Notes to Schedule of Investments.

12	Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	80,000	$76,305
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	200,000	181,457	(c)
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	240,000	245,551	(a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	200,000	209,550	(a)(b)(c)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	600,000	577,122	(a)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	490,000	489,436	(a)(c)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	240,000	251,063	(a)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	200,000	195,223	(a)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. Term SOFR + 3.685%)	6.300%	5/15/24	20,000	19,996	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	37,000	47,377
Citigroup Inc., Senior Notes	4.650%	7/30/45	275,000	248,601
Citigroup Inc., Senior Notes (2.520% to 11/3/31 then SOFR + 1.177%)	2.520%	11/3/32	660,000	541,540	(c)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	430,000	367,556	(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	70,000	68,246	(c)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	630,000	563,025	(c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	110,000	104,888	(c)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	120,000	118,232	(c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	110,000	106,091	(c)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	10,000	9,864
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	80,000	78,104
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	570,000	554,654
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	170,000	163,018

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report	13

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	13,000	$12,640
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	70,000	62,205
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	510,000	455,344	(a)(c)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	250,000	239,088	(a)(c)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	200,000	196,072	(a)(c)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	500,000	482,665	(a)(c)
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	220,000	214,284
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	630,000	604,403	(c)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. Term SOFR + 1.872%)	3.973%	5/22/30	250,000	233,741	(c)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	470,000	468,489	(a)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	630,000	607,200	(c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	80,000	69,169	(c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	260,000	216,426	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	40,000	30,502	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	40,000	27,819	(c)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. Term SOFR + 1.207%)	3.509%	1/23/29	300,000	283,858	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. Term SOFR + 1.522%)	4.203%	7/23/29	140,000	135,019	(c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	60,000	58,511	(c)
JPMorgan Chase & Co., Senior Notes (4.586% to 4/26/32 then SOFR + 1.800%)	4.586%	4/26/33	520,000	498,486	(c)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	60,000	59,525
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	50,000	48,885
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	30,000	28,547

See Notes to Schedule of Investments.

14	Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	400,000	$375,158	(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	200,000	196,543	(c)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	280,000	283,493	(c)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	90,000	90,327	(c)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	170,000	162,209
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	180,000	166,476
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	140,000	140,199
Santander Holdings USA Inc., Senior Notes	4.500%	7/17/25	70,000	68,842
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	80,000	76,224
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	190,000	182,043
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	190,000	192,612	(c)
US Bancorp, Senior Notes	1.450%	5/12/25	10,000	9,590
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	30,000	27,680	(c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	200,000	203,547	(c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	70,000	71,375	(c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	530,000	501,857
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	210,000	202,466
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	150,000	144,491	(c)
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	760,000	695,837	(c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	50,000	43,398	(c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	260,000	249,064	(c)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	830,000	734,112	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	630,000	591,910	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report	15

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	120,000	$120,516	(c)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	120,000	121,459	(c)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	50,000	48,685
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	60,000	58,467
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	190,000	166,204
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	270,000	243,100
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	40,000	33,315
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	150,000	131,673

Total Banks				21,763,718

Capital Markets - 2.6%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	50,000	48,104
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	420,000	427,106
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	80,000	83,508	(c)
Credit Suisse AG, Senior Notes	7.950%	1/9/25	410,000	416,891
Credit Suisse AG, Senior Notes	2.950%	4/9/25	270,000	262,948
Credit Suisse AG AT1 Claim	—	—	590,000	67,850	*(d)
Credit Suisse AG, Senior Notes	7.500%	2/15/28	480,000	517,796
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	40,000	39,807
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	190,000	186,995
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	270,000	264,962
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	270,000	259,115
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	100,000	108,971
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	20,000	18,441
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	1,240,000	1,032,090	(c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	370,000	266,308	(c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	20,000	15,049	(c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	40,000	38,272	(c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. Term SOFR + 1.772%)	3.691%	6/5/28	150,000	143,560	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	120,000	113,792	(c)

See Notes to Schedule of Investments.

16	Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	260,000	$250,324	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	80,000	78,533
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	190,000	207,677
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	140,000	135,460
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	480,000	463,223	(c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	410,000	339,256	(c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	270,000	247,722	(c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	230,000	219,012	(c)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	60,000	47,480	(c)
UBS AG, Senior Notes	4.500%	6/26/48	200,000	181,481
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	460,000	499,548	(a)(b)(c)
UBS Group AG, Senior Notes	4.550%	4/17/26	250,000	246,068
UBS Group AG, Senior Notes	4.253%	3/23/28	500,000	482,340	(a)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	232,293	(a)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	560,000	680,002	(a)(c)

Total Capital Markets				8,621,984

Consumer Finance - 0.1%
American Express Co., Senior Notes	3.375%	5/3/24	20,000	19,958
American Express Co., Senior Notes	4.050%	5/3/29	190,000	184,375

Total Consumer Finance				204,333

Financial Services - 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	1,100,000	1,021,911
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	830,000	712,160
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	97,000	103,208
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	180,000	161,040
Mastercard Inc., Senior Notes	3.850%	3/26/50	20,000	16,569

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report	17

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Financial Services - (continued)
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	80,000	$69,050
USAA Capital Corp., Senior Notes	2.125%	5/1/30	150,000	125,582	(a)
Vanguard Group Inc.	3.050%	8/22/50	120,000	76,587
Visa Inc., Senior Notes	2.050%	4/15/30	120,000	103,567
Visa Inc., Senior Notes	4.300%	12/14/45	190,000	171,481

Total Financial Services				2,561,155

Insurance - 0.2%
Aon North America Inc., Senior Notes	5.450%	3/1/34	360,000	364,362
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	30,000	28,551	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	60,000	56,977	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	30,000	28,562	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	8,000	9,104	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	360,000	330,478	(a)

Total Insurance				818,034

TOTAL FINANCIALS				33,969,224

HEALTH CARE - 3.6%
Biotechnology - 0.5%
AbbVie Inc., Senior Notes	2.600%	11/21/24	30,000	29,465
AbbVie Inc., Senior Notes	3.800%	3/15/25	20,000	19,720
AbbVie Inc., Senior Notes	3.600%	5/14/25	480,000	471,253
AbbVie Inc., Senior Notes	2.950%	11/21/26	70,000	66,680
AbbVie Inc., Senior Notes	4.800%	3/15/29	200,000	200,400
AbbVie Inc., Senior Notes	3.200%	11/21/29	510,000	470,083
AbbVie Inc., Senior Notes	4.950%	3/15/31	80,000	80,611
AbbVie Inc., Senior Notes	5.050%	3/15/34	120,000	121,544
AbbVie Inc., Senior Notes	4.875%	11/14/48	10,000	9,572
AbbVie Inc., Senior Notes	4.250%	11/21/49	100,000	86,682
Amgen Inc., Senior Notes	4.663%	6/15/51	29,000	25,704
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	50,000	49,219
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	45,958

Total Biotechnology				1,676,891

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	170,000	168,684
Becton Dickinson & Co., Senior Notes	3.363%	6/6/24	68,000	67,704
Becton Dickinson & Co., Senior Notes	3.734%	12/15/24	9,000	8,886
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	8,000	7,252

See Notes to Schedule of Investments.

18	Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Equipment & Supplies - (continued)
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	200,000	$127,435	(a)
Solventum Corp., Senior Notes	5.400%	3/1/29	220,000	220,503	(a)
Solventum Corp., Senior Notes	5.450%	3/13/31	210,000	209,528	(a)
Solventum Corp., Senior Notes	5.600%	3/23/34	290,000	291,078	(a)
Solventum Corp., Senior Notes	5.900%	4/30/54	210,000	209,654	(a)

Total Health Care Equipment & Supplies				1,310,724

Health Care Providers & Services - 1.4%
Centene Corp., Senior Notes	4.250%	12/15/27	50,000	47,711
Centene Corp., Senior Notes	4.625%	12/15/29	80,000	76,008
Centene Corp., Senior Notes	3.375%	2/15/30	10,000	8,856
Centene Corp., Senior Notes	3.000%	10/15/30	10,000	8,583
Cigna Group, Senior Notes	4.375%	10/15/28	310,000	302,531
Cigna Group, Senior Notes	4.800%	8/15/38	430,000	404,191
Cigna Group, Senior Notes	4.900%	12/15/48	20,000	18,231
Cigna Group, Senior Notes	3.400%	3/15/50	100,000	71,225
CVS Health Corp., Senior Notes	3.875%	7/20/25	10,000	9,815
CVS Health Corp., Senior Notes	3.625%	4/1/27	30,000	28,866
CVS Health Corp., Senior Notes	4.300%	3/25/28	136,000	132,761
CVS Health Corp., Senior Notes	3.750%	4/1/30	400,000	372,897
CVS Health Corp., Senior Notes	1.875%	2/28/31	20,000	16,307
CVS Health Corp., Senior Notes	2.125%	9/15/31	80,000	65,345
CVS Health Corp., Senior Notes	4.125%	4/1/40	20,000	16,864
CVS Health Corp., Senior Notes	5.125%	7/20/45	150,000	138,325
CVS Health Corp., Senior Notes	5.050%	3/25/48	550,000	499,829
Elevance Health Inc., Senior Notes	3.350%	12/1/24	50,000	49,298
Elevance Health Inc., Senior Notes	3.650%	12/1/27	220,000	210,524
Elevance Health Inc., Senior Notes	4.100%	5/15/32	180,000	168,602
Elevance Health Inc., Senior Notes	4.550%	5/15/52	70,000	61,595
HCA Inc., Senior Notes	5.375%	2/1/25	20,000	19,947
HCA Inc., Senior Notes	5.250%	4/15/25	30,000	29,882
HCA Inc., Senior Notes	5.250%	6/15/26	30,000	29,921
HCA Inc., Senior Notes	5.375%	9/1/26	60,000	60,013
HCA Inc., Senior Notes	4.500%	2/15/27	40,000	39,231
HCA Inc., Senior Notes	5.625%	9/1/28	100,000	101,273
HCA Inc., Senior Notes	3.500%	9/1/30	170,000	153,796
HCA Inc., Senior Notes	5.500%	6/15/47	30,000	28,543
Humana Inc., Senior Notes	4.500%	4/1/25	20,000	19,809
Humana Inc., Senior Notes	3.950%	3/15/27	410,000	397,194
Humana Inc., Senior Notes	2.150%	2/3/32	30,000	24,002

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report	19

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	20,000	$20,946	(a)
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	110,000	110,630	(a)
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	20,000	18,751
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	280,000	270,184
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	130,000	125,776
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	30,000	25,509
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	20,000	16,952
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	90,000	85,572
UnitedHealth Group Inc., Senior Notes	5.000%	4/15/34	30,000	30,065
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	20,000	17,292
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	17,821
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	100,000	78,511
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	30,000	20,349
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	180,000	129,530
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	50,000	38,766
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	10,000	6,584

Total Health Care Providers & Services				4,625,213

Pharmaceuticals - 1.3%
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	90,000	38,578	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	20,000	8,677	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	10,000	9,450	(a)
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	71,000	70,413
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	158,000	148,455
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	110,000	111,115
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	300,000	304,759
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	60,000	61,756
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	50,000	51,485
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	280,000	278,575
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	30,000	29,854
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	230,000	229,092
Johnson & Johnson, Senior Notes	2.100%	9/1/40	460,000	316,569
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	50,000	41,199
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	320,000	209,398
Pfizer Inc., Senior Notes	2.625%	4/1/30	460,000	409,919
Pfizer Inc., Senior Notes	1.700%	5/28/30	70,000	58,873
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,460,000	1,366,109

See Notes to Schedule of Investments.

20	Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	460,000	$442,493
Wyeth LLC, Senior Notes	5.950%	4/1/37	10,000	10,809

Total Pharmaceuticals				4,197,578

TOTAL HEALTH CARE				11,810,406

INDUSTRIALS - 2.5%
Aerospace & Defense - 1.1%
Boeing Co., Senior Notes	4.875%	5/1/25	160,000	158,247
Boeing Co., Senior Notes	2.196%	2/4/26	400,000	374,650
Boeing Co., Senior Notes	3.100%	5/1/26	20,000	18,992
Boeing Co., Senior Notes	2.700%	2/1/27	40,000	36,862
Boeing Co., Senior Notes	2.800%	3/1/27	50,000	46,203
Boeing Co., Senior Notes	3.200%	3/1/29	130,000	116,216
Boeing Co., Senior Notes	5.150%	5/1/30	320,000	309,759
Boeing Co., Senior Notes	3.250%	2/1/35	30,000	23,624
Boeing Co., Senior Notes	3.550%	3/1/38	20,000	15,234
Boeing Co., Senior Notes	5.705%	5/1/40	90,000	86,209
Boeing Co., Senior Notes	3.750%	2/1/50	30,000	20,899
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	9,078
General Dynamics Corp., Senior Notes	4.250%	4/1/50	140,000	122,116
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	60,000	56,726
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	160,000	150,264
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	30,000	28,524
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	530,000	447,775
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	60,000	59,377
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	10,000	9,816
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	440,000	415,897
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	250,000	245,510
RTX Corp., Senior Notes	3.150%	12/15/24	40,000	39,228
RTX Corp., Senior Notes	4.125%	11/16/28	130,000	125,814
RTX Corp., Senior Notes	2.250%	7/1/30	70,000	59,806
RTX Corp., Senior Notes	6.000%	3/15/31	150,000	157,774
RTX Corp., Senior Notes	4.500%	6/1/42	260,000	232,160
RTX Corp., Senior Notes	3.030%	3/15/52	160,000	106,076
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	50,000	50,218	(a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	150,000	154,771	(a)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	60,000	60,692	(a)

Total Aerospace & Defense				3,738,517

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report	21

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Building Products - 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	20,000	$17,950	(a)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	10,000	7,459

Total Building Products				25,409

Commercial Services & Supplies - 0.2%
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	160,000	155,493
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	50,000	49,219	(a)
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	110,000	112,867	(a)
Waste Connections Inc., Senior Notes	5.000%	3/1/34	170,000	168,461

Total Commercial Services & Supplies				486,040

Electrical Equipment - 0.0%††
Eaton Corp., Senior Notes	4.150%	11/2/42	20,000	17,563

Ground Transportation - 0.2%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	100,000	65,575
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	200,000	138,166
Union Pacific Corp., Senior Notes	2.891%	4/6/36	240,000	195,940
Union Pacific Corp., Senior Notes	3.839%	3/20/60	370,000	284,546
Union Pacific Corp., Senior Notes	3.750%	2/5/70	60,000	44,185

Total Ground Transportation				728,412

Industrial Conglomerates - 0.2%
3M Co., Senior Notes	2.375%	8/26/29	50,000	43,858
3M Co., Senior Notes	3.050%	4/15/30	120,000	107,851
3M Co., Senior Notes	3.700%	4/15/50	120,000	88,776
Honeywell International Inc., Senior Notes	5.000%	3/1/35	270,000	271,133

Total Industrial Conglomerates				511,618

Machinery - 0.0%††
Deere & Co., Senior Notes	3.100%	4/15/30	10,000	9,140
Deere & Co., Senior Notes	3.750%	4/15/50	40,000	33,149
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	10,000	9,673

Total Machinery				51,962

Passenger Airlines - 0.4%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	240,000	253,700	(a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	60,000	58,946
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	100,000	103,202
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	50,750	50,244	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	150,000	146,758	(a)

See Notes to Schedule of Investments.

22	Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Passenger Airlines - (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	58,500	$58,869	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	60,000	45,590	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	20,000	19,348	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	480,000	446,935	(a)

Total Passenger Airlines				1,183,592

Trading Companies & Distributors - 0.4%
Air Lease Corp., Senior Notes	3.375%	7/1/25	40,000	38,995
Air Lease Corp., Senior Notes	5.300%	2/1/28	160,000	160,161
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	20,000	18,953
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	20,000	19,479
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	100,000	97,621
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	1,090,000	977,713
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	60,000	52,441

Total Trading Companies & Distributors				1,365,363

TOTAL INDUSTRIALS				8,108,476

INFORMATION TECHNOLOGY - 0.6%
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Inc., Senior Notes	3.137%	11/15/35	440,000	355,642	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	10,000	9,496	(a)
Intel Corp., Senior Notes	1.600%	8/12/28	220,000	193,144
Intel Corp., Senior Notes	5.125%	2/10/30	120,000	121,885
Intel Corp., Senior Notes	4.750%	3/25/50	70,000	63,452
Intel Corp., Senior Notes	3.050%	8/12/51	20,000	13,496
Micron Technology Inc., Senior Notes	5.300%	1/15/31	130,000	130,800
Micron Technology Inc., Senior Notes	5.875%	2/9/33	80,000	82,818
NVIDIA Corp., Senior Notes	3.700%	4/1/60	70,000	55,866
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	20,000	19,414
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	50,000	42,259

Total Semiconductors & Semiconductor Equipment				1,088,272

Software - 0.3%
Microsoft Corp., Senior Notes	3.450%	8/8/36	5,000	4,477

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report	23

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - (continued)
Microsoft Corp., Senior Notes	2.921%	3/17/52	165,000	$116,750
Oracle Corp., Senior Notes	1.650%	3/25/26	140,000	130,745
Oracle Corp., Senior Notes	2.950%	4/1/30	10,000	8,902
Oracle Corp., Senior Notes	4.650%	5/6/30	120,000	117,719
Oracle Corp., Senior Notes	2.875%	3/25/31	480,000	417,584

Total Software				796,177

TOTAL INFORMATION TECHNOLOGY				1,884,449

MATERIALS - 1.2%
Chemicals - 0.1%
OCP SA, Senior Notes	3.750%	6/23/31	200,000	170,985	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	300,000	249,657	(a)

Total Chemicals				420,642

Metals & Mining - 0.9%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	300,000	296,600	(a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	180,000	184,637
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	250,000	240,904
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	200,000	207,433	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	420,000	403,166	(a)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	10,000	9,930
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	30,000	28,847
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	40,000	39,548
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	310,000	297,053
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	40,000	39,954	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	420,000	406,177	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	70,000	67,194	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	350,000	331,942
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	10,000	10,046
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	149,000	159,347

Total Metals & Mining				2,722,778

Paper & Forest Products - 0.2%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	200,000	176,929
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	480,000	399,053

Total Paper & Forest Products				575,982

TOTAL MATERIALS				3,719,402

UTILITIES - 0.3%
Electric Utilities - 0.2%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	150,000	124,518	(a)

See Notes to Schedule of Investments.

24	Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electric Utilities - (continued)
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	110,000	$108,846
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	30,000	28,010
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	270,000	259,165
FirstEnergy Corp., Senior Notes	5.100%	7/15/47	150,000	131,805
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	40,000	36,032
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	50,000	41,616

Total Electric Utilities				729,992

Multi-Utilities - 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	110,000	101,409
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	90,000	73,194

Total Multi-Utilities				174,603

TOTAL UTILITIES				904,595

TOTAL CORPORATE BONDS & NOTES (Cost - $109,150,212)				103,293,744

MORTGAGE-BACKED SECURITIES - 28.9%
FHLMC - 9.2%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/32-4/1/52	1,312,324	1,154,458
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33-4/1/52	1,026,343	932,991
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	6/1/38-12/1/52	2,162,847	2,088,209
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/40-11/1/51	5,954,141	4,971,548
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40-3/1/52	2,356,349	1,913,764
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	6/1/41-5/1/53	2,011,083	1,973,535
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	3/1/42-4/1/52	9,893,387	8,330,864
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/49-2/1/53	1,489,941	1,393,940
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/52-9/1/53	2,444,476	2,442,311
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	12/1/52-9/1/53	661,337	673,102

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report	25

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	1/1/53-5/1/53	617,076	$635,128
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.619%)	2.875%	11/1/47	209,340	203,062	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.621%)	3.096%	2/1/50	105,550	99,738	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.627%)	3.007%	11/1/48	210,473	198,378	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.634%)	2.635%	12/1/50	296,936	272,170	(c)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	6/1/43	1,308,026	1,228,359
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/45	245,471	220,320
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-5/1/47	1,338,775	1,183,913

Total FHLMC				29,915,790

FNMA - 11.2%
Federal National Mortgage Association (FNMA)	5.350%	7/1/33	100,000	103,065
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-6/1/52	4,764,715	4,320,391
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-3/1/52	7,355,250	6,472,062
Federal National Mortgage Association (FNMA)	2.500%	9/1/36-6/1/62	7,048,602	5,896,175
Federal National Mortgage Association (FNMA)	3.870%	5/1/37	100,000	91,255
Federal National Mortgage Association (FNMA)	2.000%	10/1/40-3/1/52	7,853,870	6,407,372
Federal National Mortgage Association (FNMA)	4.000%	10/1/40-6/1/57	1,774,571	1,677,447
Federal National Mortgage Association (FNMA)	1.500%	11/1/41-3/1/51	697,512	542,479
Federal National Mortgage Association (FNMA)	4.500%	6/1/47-1/1/59	1,463,699	1,407,413
Federal National Mortgage Association (FNMA)	5.000%	11/1/48-7/1/53	1,376,602	1,357,847

See Notes to Schedule of Investments.

26	Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	5.500%	11/1/52-9/1/53	2,669,457	$2,666,109
Federal National Mortgage Association (FNMA)	6.000%	12/1/52-7/1/53	1,664,246	1,692,115
Federal National Mortgage Association (FNMA)	6.500%	1/1/53-12/1/53	544,493	561,690
Federal National Mortgage Association (FNMA)	6.500%	3/1/54	300,000	308,443	(e)
Federal National Mortgage Association (FNMA)	3.000%	4/1/54	1,200,000	1,032,535	(f)
Federal National Mortgage Association (FNMA)	4.500%	4/1/54	900,000	857,141	(f)
Federal National Mortgage Association (FNMA)	5.000%	4/1/54	900,000	878,237	(f)
Federal National Mortgage Association (FNMA)	6.500%	4/1/54	200,000	204,355	(f)

Total FNMA				36,476,131

GNMA - 8.5%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-10/15/42	87,422	79,039
Government National Mortgage Association (GNMA)	3.500%	5/15/50	39,783	36,906
Government National Mortgage Association (GNMA) II	4.000%	10/20/45-6/20/52	1,439,323	1,364,175
Government National Mortgage Association (GNMA) II	3.500%	1/20/46-6/20/52	2,421,876	2,212,267
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-4/20/53	3,110,978	2,738,396
Government National Mortgage Association (GNMA) II	4.500%	8/20/47-9/20/52	1,671,702	1,622,342
Government National Mortgage Association (GNMA) II	5.000%	5/20/48-8/20/53	3,241,166	3,199,639
Government National Mortgage Association (GNMA) II	2.000%	10/20/50	1,164,231	955,279	(e)
Government National Mortgage Association (GNMA) II	2.000%	12/20/50-3/20/51	4,501,856	3,685,067
Government National Mortgage Association (GNMA) II	2.500%	1/20/51-12/20/52	4,601,343	3,907,019
Government National Mortgage Association (GNMA) II	2.500%	4/20/51	889,585	758,810	(e)
Government National Mortgage Association (GNMA) II	5.500%	11/20/52-8/20/53	2,283,614	2,293,641
Government National Mortgage Association (GNMA) II	6.000%	9/20/53-1/20/54	772,960	786,199

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report	27

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	6.500%	9/20/53-11/20/53	196,919	$201,527
Government National Mortgage Association (GNMA) II	3.000%	4/20/54	100,000	88,201	(f)
Government National Mortgage Association (GNMA) II	4.000%	4/20/54	500,000	467,923	(f)
Government National Mortgage Association (GNMA) II	4.500%	4/20/54	1,100,000	1,057,084	(f)
Government National Mortgage Association (GNMA) II	5.000%	4/20/54	1,100,000	1,081,204	(f)
Government National Mortgage Association (GNMA) II	5.500%	4/20/54	1,200,000	1,199,061	(f)
Government National Mortgage Association (GNMA) II	6.000%	4/20/54	100,000	100,890	(f)

Total GNMA				27,834,669

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $98,661,071)				94,226,590

COLLATERALIZED MORTGAGE OBLIGATIONS(g) - 12.5%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	8.445%	9/15/34	410,000	373,058	(a)(c)
ACRES Commercial Realty Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.314%)	6.640%	6/15/36	285,483	282,101	(a)(c)
Angel Oak Mortgage Trust, 2022-3 A3	4.134%	1/25/67	539,929	492,017	(a)(c)
BANK, 2017-BNK5 A5	3.390%	6/15/60	640,000	605,766
BANK, 2017-BNK6 A4	3.254%	7/15/60	360,000	340,513
BANK, 2017-BNK7 A5	3.435%	9/15/60	580,000	547,782
BANK, 2017-BNK7 XA, IO	0.714%	9/15/60	2,922,287	53,776	(c)
BANK, 2023-BNK45 A5	5.203%	2/15/56	170,000	171,784
Benchmark Mortgage Trust, 2018-B1 A5	3.666%	1/15/51	220,000	206,107	(c)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	500,000	372,208	(c)
Benchmark Mortgage Trust, 2022-B32 XA, IO	0.458%	1/15/55	4,113,395	80,949	(c)
BLP Commercial Mortgage Trust, 2023-IND A (1 mo. Term SOFR + 1.692%)	7.017%	3/15/40	170,000	170,556	(a)(c)
BPR Trust, 2021-TY A (1 mo. Term SOFR + 1.164%)	6.490%	9/15/38	170,000	169,075	(a)(c)
BPR Trust, 2022-OANA A (1 mo. Term SOFR + 1.898%)	7.223%	4/15/37	220,000	221,362	(a)(c)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	26,084	24,375	(a)(c)
BRAVO Residential Funding Trust, 2024-NQM3 A1	6.191%	3/25/64	250,000	251,477	(a)

See Notes to Schedule of Investments.

28	Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
BX Commercial Mortgage Trust, 2023-VLT2 D (1 mo. Term SOFR + 4.774%)	10.099%	6/15/40	320,000	$321,257	(a)(c)
BX Commercial Mortgage Trust, 2023-VLT2 E (1 mo. Term SOFR + 5.871%)	11.196%	6/15/40	690,000	693,763	(a)(c)
BX Commercial Mortgage Trust, 2023-XL3 A (1 mo. Term SOFR + 1.761%)	7.087%	12/9/40	310,000	312,439	(a)(c)
BX Commercial Mortgage Trust, 2024-XL5 A (1 mo. Term SOFR + 1.392%)	6.692%	3/15/41	260,000	260,517	(a)(c)
BX Trust, 2022-CLS A	5.760%	10/13/27	450,000	451,923	(a)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	6.325%	1/15/39	250,000	248,864	(a)(c)
CD Mortgage Trust, 2017-CD3 A4	3.631%	2/10/50	170,000	157,211
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A1 (1 mo. Term SOFR + 0.364%)	5.694%	8/25/35	200,110	186,587	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	5.744%	8/25/35	218,349	204,215	(a)(c)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	67,204	58,048	(a)(c)
CSAIL Commercial Mortgage Trust, 2017-C8 C	4.265%	6/15/50	515,000	429,408	(c)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	640,000	228,017	(a)
CSMC Trust, 2017-CHOP G (PRIME + 2.294%)	10.794%	7/15/32	714,000	616,634	(a)(c)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	250,366	222,201	(a)(c)
CSMC Trust, 2019-AFC1 A1	3.573%	7/25/49	83,580	77,779	(a)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	59,236	48,041	(a)(c)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	62,406	51,872	(a)(c)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	94,850	80,795	(a)(c)
CSMC Trust, 2021-NQM8 A1	1.841%	10/25/66	582,977	508,192	(a)(c)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	73,980	64,957	(a)(c)
DBJPM Mortgage Trust, 2016-C3 A5	2.890%	8/10/49	500,000	469,893
DTP Commercial Mortgage Trust, 2023-STE2 A	5.648%	1/15/41	320,000	321,296	(a)(c)
Ellington Financial Mortgage Trust, 2020-1 B1	5.097%	5/25/65	720,000	732,040	(a)(c)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	74,050	59,817	(a)(c)
Ellington Financial Mortgage Trust, 2022-1 A2	3.001%	1/25/67	120,000	86,937	(a)(c)
ELP Commercial Mortgage Trust, 2021-ELP A (1 mo. Term SOFR + 0.815%)	6.141%	11/15/38	119,860	118,896	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K104 X1, IO	1.123%	1/25/30	3,421,261	175,192	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report	29

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K123 X1, IO	0.771%	12/25/30	6,466,970	$259,721	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K130 X1, IO	1.037%	6/25/31	4,091,006	240,036	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K152 X1, IO	0.154%	11/25/32	12,993,115	185,721	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.281%	7/25/26	952,681	21,210	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.323%	7/25/35	136,822	14,157	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KG06 X1, IO	0.532%	10/25/31	3,095,997	97,686	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 30 Day Average SOFR + 6.316%)	0.997%	2/15/37	1,115,260	100,130	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4391 MZ	3.000%	9/15/44	132,929	115,626
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4980 KI, IO	4.500%	6/25/50	889,371	203,315
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4991 QV	2.000%	9/25/45	92,218	74,154
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	64,801	9,683
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	153,747	24,716
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	78,544	12,795
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	80,898	10,716
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5071 IH, IO, PAC	2.500%	2/25/51	485,272	63,200
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	76,719	65,496
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5093 IY, IO, PAC	4.500%	12/25/50	484,108	110,395

See Notes to Schedule of Investments.

30	Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5118 NI, IO	2.000%	2/25/51	760,438	$98,413
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	172,540	24,013
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 IN, IO	3.000%	1/25/47	725,898	95,141
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	100,000	89,905
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5230 PE	2.000%	12/25/51	300,000	234,312
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5274 IO, IO	2.500%	1/25/51	643,451	104,280
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5293 IO, IO	2.000%	3/25/51	929,492	114,611
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	7.120%	1/25/51	76,085	76,715	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 B1 (30 Day Average SOFR + 3.400%)	8.720%	10/25/41	350,000	362,740	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA1 M1B (30 Day Average SOFR + 1.850%)	7.170%	1/25/42	490,000	493,279	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1A (30 Day Average SOFR + 1.300%)	6.620%	2/25/42	137,030	137,390	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA4 M1A (30 Day Average SOFR + 2.200%)	7.520%	5/25/42	409,302	416,616	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	0.000%	2/15/38	17,875	1,133	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	7.620%	8/25/33	93,172	95,066	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report	31

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2023-DNA2 M1A (30 Day Average SOFR + 2.100%)	7.420%	4/25/43	607,658	$619,162	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R03 1B1 (30 Day Average SOFR + 4.214%)	9.535%	9/25/31	288,494	306,409	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	9.535%	7/25/39	217,118	226,292	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1M2 (30 Day Average SOFR + 2.164%)	7.485%	1/25/40	29,279	29,678	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	8.420%	10/25/41	250,000	257,581	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2021-R03 1M2 (30 Day Average SOFR + 1.650%)	6.970%	12/25/41	520,000	522,841	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2023-R06 1M2 (30 Day Average SOFR + 2.700%)	8.020%	7/25/43	240,000	248,832	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2024-R01 1M2 (30 Day Average SOFR + 1.800%)	7.120%	1/25/44	250,000	251,690	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2023-M4 A2	3.768%	8/25/32	100,000	93,824	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	126,519	113,002
Federal National Mortgage Association (FNMA) REMIC, 2014-6 Z	2.500%	2/25/44	257,809	218,600
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	0.000%	8/25/55	146,473	5,152	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	134,983	114,177
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	107,782	64,348
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	600,000	465,093
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	74,851	12,184

See Notes to Schedule of Investments.

32	Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2020-57 TA	2.000%	4/25/50	240,767	$207,566
Federal National Mortgage Association (FNMA) REMIC, 2020-96 IN, IO, PAC	3.000%	1/25/51	1,075,502	179,929
Federal National Mortgage Association (FNMA) REMIC, 2021-28 LB	2.000%	4/25/51	276,982	223,321
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	724,894	113,306
Federal National Mortgage Association (FNMA) REMIC, 2021-65 JA	2.000%	1/25/46	71,568	62,279
Federal National Mortgage Association (FNMA) REMIC, 2022-22 IO, IO	2.500%	10/25/51	631,160	109,145
Federal National Mortgage Association (FNMA) REMIC, 2022-86 IO, IO	2.500%	5/25/50	742,395	103,435
Federal National Mortgage Association (FNMA) REMIC, 2023-2 CI, IO	2.000%	10/25/50	930,845	114,575
Federal National Mortgage Association (FNMA) STRIPS, 427 C21, IO	2.000%	3/25/50	819,061	100,513
Freddie Mac Multiclass Certificates Series, 2020-RR07 BX, IO	2.608%	10/27/28	3,000,000	270,897	(c)
FS Commercial Mortgage Trust, 2023-4SZN B	7.544%	11/10/39	150,000	156,167	(a)(c)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000x 1 mo. Term SOFR + 5.936%)	0.607%	3/20/42	309,438	29,181	(c)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000x 1 mo. Term SOFR + 6.486%)	1.159%	4/16/42	161,771	21,438	(c)
Government National Mortgage Association (GNMA), 2013-101 IO, IO	0.221%	10/16/54	2,108,822	28,902	(c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.833%	11/16/47	36,197	32,285	(c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.536%	6/16/48	3,776	3,534	(c)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.371%	8/16/54	325,066	3,255	(c)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	102,930	19,488
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	752,787	151,022

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report	33

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000x 1 mo. Term SOFR + 5.986%)	0.659%	10/16/46	237,141	$32,592	(c)
Government National Mortgage Association (GNMA), 2020-118 IO, IO	0.881%	6/16/62	3,622,027	221,876	(c)
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	462,668	349,249
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	72,312	9,920
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	71,089	9,519
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	73,957	9,920
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	149,361	20,086
Government National Mortgage Association (GNMA), 2020-175 GI, IO	2.000%	11/20/50	283,087	30,568
Government National Mortgage Association (GNMA), 2020-H04 FP (1 mo. Term SOFR + 0.614%)	5.944%	6/20/69	158,039	157,821	(c)
Government National Mortgage Association (GNMA), 2020-H09 FL (1 mo. Term SOFR + 1.264%)	6.594%	5/20/70	121,023	121,713	(c)
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. Term SOFR + 1.364%)	6.694%	4/20/70	48,448	49,099	(c)
Government National Mortgage Association (GNMA), 2021-57 BI, IO	3.000%	3/20/51	1,303,417	208,035
Government National Mortgage Association (GNMA), 2021-96 VI, IO	2.500%	6/20/51	832,226	111,278
Government National Mortgage Association (GNMA), 2021-108 IO, IO	0.967%	6/16/61	3,281,648	232,793	(c)
Government National Mortgage Association (GNMA), 2021-176 IN, IO	2.500%	10/20/51	1,160,554	158,342
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	411,386	338,251
Government National Mortgage Association (GNMA), 2021-223 P, PAC-1	2.000%	6/20/51	411,391	356,468
Government National Mortgage Association (GNMA), 2021-H02 TF (1 mo. Term SOFR + 1.394%)	6.724%	1/20/71	380,125	390,548	(c)

See Notes to Schedule of Investments.

34	Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	287,949	$14,157	(c)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	300,000	250,085
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	100,000	80,102
Government National Mortgage Association (GNMA), 2022-113 Z	2.000%	9/16/61	2,278,297	1,256,405
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	300,000	268,762
Government National Mortgage Association (GNMA), 2022-189 PT	2.500%	10/20/51	276,114	229,291
Government National Mortgage Association (GNMA), 2022-196 BE	3.000%	10/16/64	100,000	73,634	(c)
Government National Mortgage Association (GNMA), 2022-216 IO, IO	0.749%	7/16/65	1,485,914	95,903	(c)
Government National Mortgage Association (GNMA), 2022-220 E	3.000%	10/16/64	200,000	148,779	(c)
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	99,984	77,326
GS Mortgage Securities Corp. Trust, 2018-SRP5 B (1 mo. Term SOFR + 3.047%)	8.373%	9/15/31	471,772	121,157	(a)(c)
GS Mortgage Securities Corp. Trust, 2021-ROSS A (1 mo. Term SOFR + 1.264%)	6.590%	5/15/26	290,000	270,483	(a)(c)
GS Mortgage Securities Corp. Trust, 2024-70P E	8.666%	3/10/41	380,000	387,258	(a)(c)
HOMES Trust, 2023-NQM1 A1	6.182%	1/25/68	317,023	316,773	(a)
ILPT Commercial Mortgage Trust, 2022-LPF2 A (1 mo. Term SOFR + 2.245%)	7.570%	10/15/39	810,000	810,662	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP2 A4	2.822%	8/15/49	200,000	188,028
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	9.193%	5/15/28	114,920	100,073	(a)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	63,447	55,994	(a)(c)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	6.776%	2/17/39	670,000	665,812	(a)(c)
La Quinta Mortgage Trust, 2023-LAQ A (1 mo. Term SOFR + 2.091%)	7.417%	3/15/36	168,873	169,686	(a)(c)
Legacy Mortgage Asset Trust, 2021-GS5 A1, Step bond (2.250% to 11/25/24 then 5.250%)	2.250%	7/25/67	85,217	82,495	(a)
Med Trust, 2021-MDLN G (1 mo. Term SOFR + 5.364%)	10.689%	11/15/38	497,612	498,153	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report	35

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
MF1 LLC, 2022-FL9 A (1 mo. Term SOFR + 2.150%)	7.476%	6/19/37	670,000	$670,802	(a)(c)
MF1 Ltd., 2022-FL8 A (1 mo. Term SOFR + 1.350%)	6.676%	2/19/37	485,903	481,354	(a)(c)
MHC Trust, 2021-MHC2 A (1 mo. Term SOFR + 0.964%)	6.289%	5/15/38	49,888	49,684	(a)(c)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. Term SOFR + 1.147%)	6.473%	11/15/34	259,915	258,472	(a)(c)
Morgan Stanley Capital I Trust, 2017-H1 C	4.281%	6/15/50	250,000	221,483	(c)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. Term SOFR + 1.992%)	7.318%	5/15/36	250,105	248,451	(a)(c)
MSWF Commercial Mortgage Trust, 2023-2 A5	6.014%	12/15/56	360,000	385,752	(c)
MTN Commercial Mortgage Trust, 2022-LPFL A (1 mo. Term SOFR + 1.397%)	6.727%	3/15/39	240,000	237,770	(a)(c)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	302,372	281,882	(a)(c)
New Residential Mortgage Loan Trust, 2017-6A A1	4.000%	8/27/57	174,557	165,898	(a)(c)
New Residential Mortgage Loan Trust, 2018- RPL1 M2	3.500%	12/25/57	240,000	201,415	(a)(c)
New Residential Mortgage Loan Trust, 2021- NQM3 A1	1.156%	11/27/56	62,429	52,666	(a)(c)
NJ Trust, 2023-GSP A	6.481%	1/6/29	280,000	292,964	(a)(c)
NRTH Mortgage Trust, 2024-PARK A (1 mo. Term SOFR + 1.641%)	6.941%	3/15/41	380,000	381,130	(a)(c)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	178,046	142,404	(a)(c)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	68,921	55,356	(a)(c)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	99,476	77,654	(a)(c)
OBX Trust, 2022-NQM1 A2	3.001%	11/25/61	500,000	370,756	(a)(c)
OBX Trust, 2023-NQM3 A1	5.949%	2/25/63	579,800	577,982	(a)
OBX Trust, 2023-NQM6 A3	6.975%	7/25/63	248,954	250,679	(a)
OBX Trust, 2024-NQM1 A1	5.928%	11/25/63	244,407	244,047	(a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	180,662	145,289	(a)(c)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	380,559	324,077	(a)(c)
PRKCM Trust, 2022-AFC1 A1A	4.100%	4/25/57	545,338	524,143	(a)(c)
PRKCM Trust, 2022-AFC2 M1	6.213%	8/25/57	730,000	717,486	(a)(c)
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	539,419	539,210	(a)
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. Term SOFR + 1.264%)	6.589%	5/15/38	500,000	487,220	(a)(c)
SLG Office Trust, 2021-OVA A	2.585%	7/15/41	337,000	279,134	(a)

See Notes to Schedule of Investments.

36	Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
SREIT Trust, 2021-MFP2 A (1 mo. Term SOFR + 0.936%)	6.261%	11/15/36	120,000	$119,446	(a)(c)
Towd Point Mortgage Trust, 2016-3 B1	4.130%	4/25/56	110,000	104,715	(a)(c)
Towd Point Mortgage Trust, 2017-4 B2	3.658%	6/25/57	250,000	206,057	(a)(c)
Towd Point Mortgage Trust, 2019-HY2 A1 (1 mo. Term SOFR + 1.114%)	6.444%	5/25/58	385,403	392,329	(a)(c)
UBS Commercial Mortgage Trust, 2018-C9 XA, IO	0.912%	3/15/51	7,627,609	231,148	(c)
Verus Securitization Trust, 2023-4 A1	5.811%	5/25/68	466,655	464,368	(a)
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	210,000	169,731	(a)
Wells Fargo Commercial Mortgage Trust, 2016- C36 A4	3.065%	11/15/59	310,000	291,381
Wells Fargo Commercial Mortgage Trust, 2017- RB1 XA, IO	1.194%	3/15/50	1,751,966	48,159	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $43,115,974)				40,642,761

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 12.4%
U.S. Government Obligations - 12.4%
U.S. Treasury Bonds	1.125%	8/15/40	590,000	365,408
U.S. Treasury Bonds	1.375%	11/15/40	240,000	154,411
U.S. Treasury Bonds	2.000%	11/15/41	1,750,000	1,228,281
U.S. Treasury Bonds	3.875%	2/15/43	840,000	776,770
U.S. Treasury Bonds	3.875%	5/15/43	4,600,000	4,246,914
U.S. Treasury Bonds	3.625%	8/15/43	80,000	71,187
U.S. Treasury Bonds	4.375%	8/15/43	2,670,000	2,639,128
U.S. Treasury Bonds	4.750%	11/15/43	1,540,000	1,597,991
U.S. Treasury Bonds	4.500%	2/15/44	60,000	60,347	(e)
U.S. Treasury Bonds	3.125%	8/15/44	110,000	90,125
U.S. Treasury Bonds	2.875%	8/15/45	110,000	85,667
U.S. Treasury Bonds	3.375%	11/15/48	160,000	133,759
U.S. Treasury Bonds	3.000%	2/15/49	900,000	701,982
U.S. Treasury Bonds	2.875%	5/15/49	290,000	220,695
U.S. Treasury Bonds	2.000%	2/15/50	200,000	125,328
U.S. Treasury Bonds	1.250%	5/15/50	670,000	342,904
U.S. Treasury Bonds	1.375%	8/15/50	2,330,000	1,231,168
U.S. Treasury Bonds	1.625%	11/15/50	1,990,000	1,124,661
U.S. Treasury Bonds	2.375%	5/15/51	1,830,000	1,242,899
U.S. Treasury Bonds	2.000%	8/15/51	1,570,000	973,216
U.S. Treasury Bonds	1.875%	11/15/51	301,000	180,377
U.S. Treasury Bonds	3.000%	8/15/52	1,150,000	893,586

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report	37

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Bonds	4.000%	11/15/52	560,000	$526,684
U.S. Treasury Bonds	3.625%	2/15/53	1,150,000	1,010,113
U.S. Treasury Bonds	4.125%	8/15/53	1,780,000	1,711,303
U.S. Treasury Bonds	4.750%	11/15/53	2,790,000	2,978,979
U.S. Treasury Bonds	4.250%	2/15/54	830,000	816,448
U.S. Treasury Notes	2.500%	4/30/24	710,000	708,362
U.S. Treasury Notes	0.250%	5/31/25	460,000	435,733
U.S. Treasury Notes	5.000%	8/31/25	600,000	601,312
U.S. Treasury Notes	5.000%	9/30/25	20,000	20,052
U.S. Treasury Notes	4.625%	2/28/26	90,000	89,933
U.S. Treasury Notes	4.625%	3/15/26	50,000	49,965
U.S. Treasury Notes	0.750%	8/31/26	270,000	246,850
U.S. Treasury Notes	4.625%	9/15/26	30,000	30,070
U.S. Treasury Notes	1.250%	12/31/26	20,000	18,365
U.S. Treasury Notes	4.125%	9/30/27	50,000	49,621
U.S. Treasury Notes	4.000%	2/29/28	40,000	39,539
U.S. Treasury Notes	3.375%	3/31/28	130,000	126,753
U.S. Treasury Notes	1.000%	7/31/28	1,690,000	1,472,941
U.S. Treasury Notes	4.125%	7/31/28	40,000	39,757
U.S. Treasury Notes	1.125%	8/31/28	1,920,000	1,679,250
U.S. Treasury Notes	4.500%	9/30/28	60,000	60,872
U.S. Treasury Notes	4.875%	10/31/28	30,000	30,758
U.S. Treasury Notes	3.750%	12/31/28	50,000	48,942
U.S. Treasury Notes	4.250%	2/28/29	70,000	70,104
U.S. Treasury Notes	4.375%	11/30/30	1,930,000	1,946,322
U.S. Treasury Notes	4.000%	1/31/31	4,540,000	4,481,477
U.S. Treasury Notes	4.250%	2/28/31	2,110,000	2,114,121
U.S. Treasury Notes	3.500%	2/15/33	20,000	18,945
U.S. Treasury Notes	4.000%	2/15/34	190,000	186,883
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	950,000	315,445

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $45,177,185)				40,412,703

			FACE AMOUNT†/ UNITS
ASSET-BACKED SECURITIES - 4.4%
AB BSL CLO Ltd., 2023-4A A (3 mo. Term SOFR + 2.000%)	7.318%	4/20/36	190,000	191,407	(a)(c)
AIMCO CLO, 2017-AA AR (3 mo. Term SOFR + 1.312%)	6.629%	4/20/34	250,000	249,876	(a)(c)

See Notes to Schedule of Investments.

38	Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Applebee’s Funding LLC/IHOP Funding LLC, 2023-1A A2	7.824%	3/5/53	670,000	$694,520	(a)
Ares Loan Funding Ltd., 2023-ALF4A A1 (3 mo. Term SOFR + 1.750%)	7.097%	10/15/36	520,000	522,340	(a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	290,000	266,715	(a)
Avis Budget Rental Car Funding AESOP LLC, 2024-1A A	5.360%	6/20/30	250,000	251,861	(a)
Avis Budget Rental Car Funding AESOP LLC, 2024-3A A	5.230%	12/20/30	250,000	250,476	(a)
Birch Grove CLO Ltd., 2023-5A A1 (3 mo. Term SOFR + 2.200%)	7.518%	4/20/35	250,000	252,083	(a)(c)
Birch Grove CLO Ltd., 2023-7A A1 (3 mo. Term SOFR + 1.800%)	7.177%	10/20/36	290,000	291,816	(a)(c)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.382%)	6.698%	7/17/34	270,000	270,322	(a)(c)
CIFC Funding Ltd., 2021-1A A1 (3 mo. Term SOFR + 1.372%)	6.696%	4/25/33	260,000	260,588	(a)(c)
Dryden CLO Ltd., 2018-55A A1 (3 mo. Term SOFR + 1.282%)	6.596%	4/15/31	252,824	253,115	(a)(c)
Edsouth Indenture LLC, 2015-1 A (30 Day Average SOFR + 0.914%)	6.235%	10/25/56	197,599	196,093	(a)(c)
Empower CLO Ltd., 2023-2A A1 (3 mo. Term SOFR + 2.200%)	7.514%	7/15/36	390,000	394,862	(a)(c)
Five Guys Holdings Inc., 2023-1A A2	7.549%	1/26/54	250,000	260,367	(a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	280,000	269,960
Ford Credit Floorplan Master Owner Trust, 2023-1 A1	4.920%	5/15/28	440,000	438,263	(a)
Galaxy CLO Ltd., 2024-33A A1 (3 mo. Term SOFR + 1.550%)	6.848%	4/20/37	415,000	414,949	(a)(c)(e)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	180,000	164,474	(a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	298,256	246,968	(a)
HPS Loan Management Ltd., 15A-19 A1R (3 mo. Term SOFR + 1.320%)	6.638%	1/22/35	250,000	250,520	(a)(c)
InStar Leasing LLC, 2021-1A A	2.300%	2/15/54	94,443	83,708	(a)
Jack in the Box Funding LLC, 2019-1A A23	4.970%	8/25/49	126,100	119,950	(a)
Mosaic Solar Loans LLC, 2024-1A A	5.500%	9/20/49	445,948	445,971	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report	39

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. Term SOFR + 1.014%)	6.340%	1/15/43	75,715	$75,409	(a)(c)
Navient Student Loan Trust, 2016-3A A3 (30 Day Average SOFR + 1.464%)	6.785%	6/25/65	209,467	211,836	(a)(c)
Neuberger Berman Loan Advisers CLO Ltd., 2018-29A A1 (3 mo. Term SOFR + 1.392%)	6.701%	10/19/31	256,834	257,411	(a)(c)
Oak Street Investment Grade Net Lease Fund, 2020-1A A1	1.850%	11/20/50	208,124	193,171	(a)
Octagon Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.750%)	7.076%	11/16/36	350,000	352,463	(a)(c)
Palmer Square CLO Ltd., 2022-5A A (3 mo. Term SOFR + 2.000%)	7.318%	10/20/35	250,000	250,897	(a)(c)
Rad CLO Ltd., 2023-22A A1 (3 mo. Term SOFR + 1.830%)	7.202%	1/20/37	590,000	594,459	(a)(c)
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. Term SOFR + 0.552%)	5.881%	6/15/39	252,538	245,037	(c)
SLM Student Loan Trust, 2003-10A A4 (90 Day Average SOFR + 0.931%)	6.285%	12/17/68	79,634	78,857	(a)(c)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	283,580	(a)
SMB Private Education Loan Trust, 2020-A A2A	2.230%	9/15/37	110,738	103,954	(a)
SMB Private Education Loan Trust, 2021-A A2A1 (1 mo. Term SOFR + 0.844%)	6.170%	1/15/53	188,475	186,843	(a)(c)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	292,461	261,461	(a)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	178,727	166,910	(a)
SMB Private Education Loan Trust, 2021-C B	2.300%	1/15/53	165,832	154,363	(a)
SMB Private Education Loan Trust, 2021-E A1A	1.680%	2/15/51	103,126	93,530	(a)
SMB Private Education Loan Trust, 2023-B B	5.770%	10/16/56	600,000	596,483	(a)
Storm King Park CLO Ltd., 2022-1A A1 (3 mo. Term SOFR + 2.050%)	7.364%	10/15/35	250,000	251,362	(a)(c)
Structured Asset Investment Loan Trust, 2003- BC12 2A (1 mo. Term SOFR + 0.834%)	6.164%	11/25/33	842,300	812,970	(c)
Structured Asset Investment Loan Trust, 2004-7 A8 (1 mo. Term SOFR + 1.314%)	6.644%	8/25/34	86,649	87,398	(c)
Structured Asset Investment Loan Trust, 2005- HE1 M2 (1 mo. Term SOFR + 0.834%)	6.164%	7/25/35	143,317	133,123	(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-WF1 A1 (1 mo. Term SOFR + 0.534%)	5.864%	2/25/37	195,652	189,196	(c)
Symphony CLO Ltd., 2023-40A A1 (3 mo. Term SOFR + 1.640%)	6.984%	1/14/34	560,000	562,591	(a)(c)

See Notes to Schedule of Investments.

40	Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS		VALUE
ASSET-BACKED SECURITIES - (continued)
Triumph Rail Holdings LLC, 2021-2 A	2.150%	6/19/51	96,421		$87,334	(a)
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	56,314		49,171
US Bank NA, 2023-1 B	6.789%	8/25/32	528,551		531,804	(a)
Venture CLO Ltd., 2021-41A A1N (3 mo. Term SOFR + 1.592%)	6.909%	1/20/34	410,000		409,898	(a)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $15,592,164)					14,262,715

			FACE AMOUNT†
SOVEREIGN BONDS - 3.6%
Argentina - 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	37,763		20,403
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	365,677		192,456
Argentine Republic Government International Bond, Senior Notes, Step bond (3.500% to 7/9/29 then 4.875%)	3.500%	7/9/41	380,000		153,922
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	306,388		125,988	(a)
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	471,216		193,765	(h)

Total Argentina					686,534

Brazil - 0.3%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	4,364,000	BRL	826,016

Colombia - 0.1%
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	400,000		271,406
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	240,000		190,923

Total Colombia					462,329

Israel - 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	400,000		345,233

Jamaica - 0.1%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	33,500,000	JMD	231,483

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report	41

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Kenya - 0.2%
Republic of Kenya Government International Bond, Senior Notes	9.750%	2/16/31	560,000		$575,050	(a)

Mexico - 2.1%
Mexican Bonos, Bonds	10.000%	12/5/24	2,000,000	MXN	119,445
Mexican Bonos, Bonds	8.000%	11/7/47	51,700,000	MXN	2,682,728
Mexican Bonos, Senior Notes	7.750%	11/23/34	25,230,000	MXN	1,358,151
Mexican Bonos, Senior Notes	7.750%	11/13/42	41,430,000	MXN	2,117,542
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	830,000		665,601

Total Mexico					6,943,467

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000		188,524	(a)

Peru - 0.0%††
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	120,000		119,802

Supranational - 0.4%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	109,000,000	INR	1,332,368

TOTAL SOVEREIGN BONDS (Cost - $11,802,068)					11,710,806

SENIOR LOANS - 2.9%
COMMUNICATION SERVICES - 0.2%
Entertainment - 0.1%
UFC Holdings LLC, Term Loan B3 (3 mo. Term SOFR + 3.012%)	8.336%	4/29/26	168,805		169,250	(c)(i)(j)

Media - 0.1%
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	7.945%	9/18/26	114,259		114,418	(c)(i)(j)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. Term SOFR + 2.614%)	7.940%	1/31/28	180,000		177,549	(c)(i)(j)

Total Media					291,967

TOTAL COMMUNICATION SERVICES					461,217

CONSUMER DISCRETIONARY - 0.6%
Automobile Components - 0.1%
Clarios Global LP, 2024 Refinancing Term Loan Facility (1 mo. Term SOFR + 3.000%)	8.330%	5/6/30	249,375		250,310	(c)(i)(j)

Hotels, Restaurants & Leisure - 0.4%
Alterra Mountain Co., 2028 Term Loan B (1 mo. Term SOFR + 3.614%)	8.945%	8/17/28	165,149		166,044	(c)(i)(j)

See Notes to Schedule of Investments.

42	Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Caesars Entertainment Inc., Incremental Term Loan B1 (3 mo. Term SOFR + 2.750%)	8.040%	2/6/31	380,000	$380,771	(c)(i)(j)
Caesars Entertainment Inc., Term Loan B (3 mo. Term SOFR + 3.350%)	8.663%	2/6/30	29,700	29,822	(c)(i)(j)
Entain Holdings Gibraltar Ltd., USD Term Loan Facility B (3 mo. Term SOFR + 2.600%)	7.909%	3/29/27	28,879	28,954	(c)(i)(j)
Flutter Entertainment Public Ltd. Co., Term Loan B (3 mo. Term SOFR + 2.350%)	7.659%	11/25/30	359,100	359,901	(c)(i)(j)
Four Seasons Hotels Ltd., 2024 Repricing Term Loan (1 mo. Term SOFR + 2.100%)	7.430%	11/30/29	139,646	140,031	(c)(i)(j)
PCI Gaming Authority, Term Loan Facility B (1 mo. Term SOFR + 2.614%)	7.945%	5/29/26	51,867	52,035	(c)(i)(j)
Scientific Games International Inc., Term Loan B1 (1 mo. Term SOFR + 2.750%)	8.075%	4/14/29	296,244	297,251	(c)(i)(j)

Total Hotels, Restaurants & Leisure				1,454,809

Specialty Retail - 0.1%
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (1 mo. Term SOFR + 2.864%)	8.195%	10/19/27	309,287	309,445	(c)(i)(j)

TOTAL CONSUMER DISCRETIONARY				2,014,564

CONSUMER STAPLES - 0.0%††
Beverages - 0.0%††
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	8.814%	3/31/28	55,964	55,446	(c)(i)(j)

FINANCIALS - 0.7%
Capital Markets - 0.1%
First Eagle Holdings Inc., Term Loan B2 (3 mo. Term SOFR + 3.000%)	8.334%	2/22/29	46,127	45,736	(c)(i)(j)
Focus Financial Partners LLC, Term Loan B7 (1 mo. Term SOFR + 2.750%)	8.080%	6/30/28	261,707	261,176	(c)(i)(j)

Total Capital Markets				306,912

Financial Services - 0.4%
Boost Newco Borrower LLC, Initial USD Term Loan (3 mo. Term SOFR + 3.000%)	8.309%	1/31/31	490,000	492,349	(c)(i)(j)
Castlelake Aviation One Designated Activity Co., Initial Term Loan (3 mo. Term SOFR + 2.500%)	7.829%	10/22/26	143,204	143,392	(c)(i)(j)
Citadel Securities LP, 2024 Term Loan B (1 mo. Term SOFR + 2.250%)	7.577%	7/29/30	68,827	68,846	(c)(i)(j)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	9.059%	4/9/27	210,326	209,552	(c)(i)(j)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report	43

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Financial Services - (continued)
Setanta Aircraft Leasing DAC, Term Loan (3 mo. Term SOFR + 2.262%)	7.564%	11/5/28	490,000	$491,566	(c)(i)(j)
VFH Parent LLC, Initial Term Loan (1 mo. Term SOFR + 3.100%)	8.430%	1/13/29	76,755	76,756	(c)(i)(j)

Total Financial Services				1,482,461

Insurance - 0.2%
Acrisure LLC, 2021-2 First Lien Additional Term Loan (1 mo. USD LIBOR + 4.250%)	9.695%	2/15/27	108,611	109,086	(c)(i)(j)
AmWINS Group Inc., 2023 Incremental Term Loan (1 mo. Term SOFR + 2.864%)	8.195%	2/19/28	39,500	39,621	(c)(i)(j)
AmWINS Group Inc., Term Loan (1 mo. Term SOFR + 2.364%)	7.695%	2/19/28	37,667	37,714	(c)(i)(j)
Asurion LLC, New Term Loan B8 (1 mo. Term SOFR + 3.364%)	8.692%	12/23/26	156,525	153,729	(c)(i)(j)
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	8.692%	7/31/27	67,900	65,415	(c)(i)(j)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	9.677%	8/21/28	114,168	110,457	(c)(i)(j)

Total Insurance				516,022

TOTAL FINANCIALS				2,305,395

HEALTH CARE - 0.7%
Health Care Providers & Services - 0.3%
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (3 mo. Term SOFR + 2.150%)	7.459%	11/15/27	196,474	190,665	(c)(i)(j)
Phoenix Guarantor Inc., Term Loan B4 (1 mo. Term SOFR + 3.250%)	8.577%	2/21/31	429,076	424,041	(c)(i)(j)
Sotera Health Holdings LLC, Term Loan (1 mo. Term SOFR + 2.864%)	8.195%	12/11/26	290,000	289,516	(c)(i)(j)

Total Health Care Providers & Services				904,222

Health Care Technology - 0.2%
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 3.250%)	8.580%	2/15/29	267,885	266,024	(c)(i)(j)
Cotiviti Holdings Inc., Term Loan	—	2/24/31	550,000	549,312	(k)

Total Health Care Technology				815,336

Life Sciences Tools & Services - 0.0%††
ICON Luxembourg Sarl, 2024 Repricing Term Loan B (3 mo. Term SOFR + 2.000%)	7.309%	7/3/28	90,724	91,049	(c)(i)(j)
PRA Health Sciences Inc., Term Loan (3 mo. Term SOFR + 2.000%)	7.309%	7/3/28	22,604	22,685	(c)(i)(j)

Total Life Sciences Tools & Services				113,734

See Notes to Schedule of Investments.

44	Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 0.2%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	9.409%	10/1/27	477,379	$457,508	(c)(i)(j)
Jazz Financing Lux Sarl, Dollar Facility Term Loan B1 (1 mo. Term SOFR + 3.114%)	8.445%	5/5/28	98,871	99,489	(c)(i)(j)

Total Pharmaceuticals				556,997

TOTAL HEALTH CARE				2,390,289

INDUSTRIALS - 0.4%
Building Products - 0.0%††
Quikrete Holdings Inc., Term Loan B1 (1 mo. Term SOFR + 2.864%)	8.195%	3/19/29	97,924	98,086	(c)(i)(j)

Commercial Services & Supplies - 0.2%
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	9.180%	5/12/28	424,181	424,141	(c)(i)(j)
Garda World Security Corp., Fourth Additional Term Loan (3 mo. Term SOFR + 4.250%)	9.583%	2/1/29	48,095	48,245	(c)(i)(j)
GFL Environmental Inc., 2023 Term Loan (3 mo. Term SOFR + 2.500%)	7.816%	5/31/27	85,917	86,348	(c)(i)(j)

Total Commercial Services & Supplies				558,734

Construction & Engineering - 0.1%
Brown Group Holding LLC, Initial Term Loan (1 mo.Term SOFR + 2.850%)	8.180%	6/7/28	265,158	265,278	(c)(i)(j)

Ground Transportation - 0.1%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. Term SOFR + 2.100%)	7.402%	12/30/26	207,769	208,138	(c)(i)(j)

TOTAL INDUSTRIALS				1,130,236

INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp., Term Loan B (1 mo. Term SOFR + 2.864%)	8.195%	7/2/29	242,492	243,281	(c)(i)(j)

Software - 0.2%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	9.180%	10/8/28	35,933	35,855	(c)(i)(j)
DCert Buyer Inc., First Lien Initial Term Loan (1mo. Term SOFR + 4.000%)	9.330%	10/16/26	417,838	416,404	(c)(i)(j)
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.850%)	9.180%	2/1/28	403,148	403,559	(c)(i)(j)

Total Software				855,818

TOTAL INFORMATION TECHNOLOGY				1,099,099

TOTAL SENIOR LOANS (Cost - $9,422,169)				9,456,246

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report	45

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY		RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.7%
U.S. Treasury Notes, Inflation Indexed (Cost - $2,426,424)		1.125%	1/15/33	2,443,520	$2,292,941

		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
3-Month SOFR Futures, Call @ $94.938		6/14/24	32	80,000	3,000
3-Month SOFR Futures, Put @ $94.750		4/12/24	62	155,000	775
3-Month SOFR Futures, Put @ $95.500		12/13/24	75	187,500	61,875
U.S. Treasury 2-Year Notes Futures, Call @ $102.625		4/26/24	43	86,000	6,719
U.S. Treasury 2-Year Notes Futures, Call @ $103.500		5/24/24	10	20,000	781
U.S. Treasury 5-Year Notes Futures, Call @ $106.750		4/26/24	64	64,000	39,999
U.S. Treasury 5-Year Notes Futures, Call @ $107.500		4/26/24	16	16,000	4,500
U.S. Treasury 5-Year Notes Futures, Put @ $106.500		4/26/24	42	42,000	11,156
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $109.750		4/5/24	21	21,000	1,641
U.S. Treasury 10-Year Notes Futures, Call @ $110.500		4/26/24	64	64,000	55,000
U.S. Treasury 10-Year Notes Futures, Call @ $111.000		4/26/24	22	22,000	13,063
U.S. Treasury Long-Term Bonds Futures, Call @ $120.000		4/26/24	11	11,000	17,188
U.S. Treasury Long-Term Bonds Futures, Put @ $118.000		4/26/24	16	16,000	7,750

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $307,503)					223,447

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%††
U.S. Dollar/Australian Dollar, Put @ $0.669	BNP Paribas SA	4/17/24	2,487,555	2,487,555	1,489
U.S. Dollar/Japanese Yen, Put @ 143.420JPY	BNP Paribas SA	4/18/24	2,690,000	2,690,000	1,447

TOTAL OTC PURCHASED OPTIONS (Cost - $59,100)					2,936

TOTAL PURCHASED OPTIONS (Cost - $366,603)					226,383

See Notes to Schedule of Investments.

46	Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.1%
Uruguay - 0.1%
Uruguay Government International Bond, Senior Notes (Cost - $186,143)	3.875%	7/2/40	7,241,109	UYU	$208,228

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $335,900,013)					316,733,117

			SHARES
SHORT-TERM INVESTMENTS - 2.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $8,290,649)	5.271%		8,290,649		8,290,649	(l)(m)

TOTAL INVESTMENTS - 99.8% (Cost - $344,190,662)					325,023,766
Other Assets in Excess of Liabilities - 0.2%					556,079

TOTAL NET ASSETS - 100.0%					$325,579,845

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report	47

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2024, the Portfolio held TBA securities with a total cost of $6,969,004.

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	All or a portion of this loan has not settled as of March 31, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(l)	Rate shown is one-day yield as of the end of the reporting period.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2024, the total market value of investments in Affiliated Companies was $8,290,649 and the cost was $8,290,649 (Note 2).

See Notes to Schedule of Investments.

48	Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CD	— Certificate of Deposit
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
IBOR	— Interbank Offered Rate
ICE	— Intercontinental Exchange
INR	— Indian Rupee
IO	— Interest Only
JMD	— Jamaican Dollar
JPY	— Japanese Yen
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar
UYU	— Uruguayan Peso

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report	49

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SECURITIES SOLD SHORT - (0.3)%
MORTGAGE-BACKED SECURITIES - (0.3)%
Federal National Mortgage Association (FNMA) (Proceeds - $(978,547))	2.500%	4/1/54	$(1,200,000)	$(992,034	)(a)

TOTAL SECURITIES SOLD SHORT (Proceeds - $(978,547))				$(992,034)

(a)	This security is traded on a to-be-announced (“TBA”) basis and is part of a mortgage dollar roll agreement.

At March 31, 2024, the Portfolio had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT	VALUE
3-Month SOFR Futures, Call		6/14/24	$95.250		64	$160,000	$(2,400)
3-Month SOFR Futures, Call		12/13/24	97.125		75	187,500	(9,375)
3-Month SOFR Futures, Put		12/13/24	95.000		75	187,500	(20,156)
U.S. Treasury 2-Year Notes Futures, Call		5/24/24	104.500		10	20,000	(156)
U.S. Treasury 5-Year Notes Futures, Call		4/26/24	107.750		32	32,000	(6,750)
U.S. Treasury 5-Year Notes Futures, Call		4/26/24	108.000		42	42,000	(6,562)
U.S. Treasury 5-Year Notes Futures, Call		4/26/24	108.500		32	32,000	(2,750)
U.S. Treasury 5-Year Notes Futures, Call		5/24/24	108.500		43	43,000	(9,406)
U.S. Treasury 5-Year Notes Futures, Put		4/26/24	105.750		42	42,000	(3,938)
U.S. Treasury 10-Year Notes Futures, Call		4/26/24	111.500		42	42,000	(17,062)
U.S. Treasury 10-Year Notes Futures, Call		4/26/24	112.500		22	22,000	(3,438)
U.S. Treasury 10-Year Notes Futures, Put		4/26/24	108.000		23	23,000	(1,438)
U.S. Treasury Long-Term Bonds Futures, Call		5/24/24	130.000		3	3,000	(375)
U.S. Treasury Long-Term Bonds Futures, Put		4/26/24	115.000		8	8,000	(750)
U.S. Treasury Long-Term Bonds Futures, Put		4/26/24	116.000		24	24,000	(3,750)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $181,025)							(88,306)

OTC WRITTEN OPTIONS
	COUNTERPARTY
U.S. Dollar/Mexican Peso, Put (Premiums received - $6,962)	Citibank N.A.	6/3/24	16.796	MXN	1,227,912	1,227,912	(17,208)

TOTAL WRITTEN OPTIONS (Premiums received - $187,987)							$(105,514)

Abbreviation(s) used in this schedule:

MXN	—Mexican Peso
SOFR	—Secured Overnight Financing Rate

See Notes to Schedule of Investments.

50	Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

At March 31, 2024, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	137	3/25	$32,746,353	$32,684,775	$(61,578)
3-Month SOFR	237	3/26	56,947,294	57,025,163	77,869
3-Month SOFR	8	6/24	1,892,513	1,893,450	937
Euro-OAT	26	6/24	3,564,921	3,595,181	30,260
U.S. Treasury 10-Year Notes	675	6/24	74,445,713	74,787,894	342,181
U.S. Treasury Long-Term Bonds	42	6/24	4,990,198	5,058,375	68,177
U.S. Treasury Ultra Long- Term Bonds	112	6/24	14,229,102	14,448,000	218,898
United Kingdom Long Gilt Bonds	19	6/24	2,336,727	2,396,646	59,919

					736,663

Contracts to Sell:
Euro-Bund	29	6/24	4,135,744	4,173,013	(37,269)
Euro-Buxl	8	6/24	1,139,773	1,172,063	(32,290)
Japanese 10-Year Bonds	4	6/24	3,845,929	3,854,670	(8,741)
U.S. Treasury 2-Year Notes	12	6/24	2,462,230	2,453,813	8,417
U.S. Treasury 5-Year Notes	268	6/24	28,620,927	28,680,189	(59,262)
U.S. Treasury Ultra 10-Year Notes	106	6/24	12,055,094	12,148,594	(93,500)

					(222,645)

Net unrealized appreciation on open futures contracts					$514,018

Abbreviation(s) used in this table:

Buxl	— Ultra Long German Bond
OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)
SOFR	—Secured Overnight Financing Rate

At March 31, 2024, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	15,357,495	EUR	1,354,501	BNP Paribas SA	4/19/24	$(47,180)
AUD	2,133,886	USD	1,430,737	Citibank N.A.	4/19/24	(39,340)
EUR	964,000	USD	1,052,599	Citibank N.A.	4/19/24	(11,700)
EUR	1,251,166	USD	1,378,761	Citibank N.A.	4/19/24	(27,789)
IDR	104,276,250	USD	6,725	Citibank N.A.	4/19/24	(153)
IDR	3,088,071,318	USD	197,195	Citibank N.A.	4/19/24	(2,565)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report	51

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	531,421	CAD	710,000	Citibank N.A.	4/19/24	$7,099
USD	301,221	EUR	280,000	Citibank N.A.	4/19/24	(1,115)
USD	302,608	EUR	280,000	Citibank N.A.	4/19/24	272
USD	488,030	EUR	450,000	Citibank N.A.	4/19/24	2,133
USD	614,374	EUR	570,000	Citibank N.A.	4/19/24	(1,095)
USD	795,886	EUR	730,000	Citibank N.A.	4/19/24	7,653
USD	806,623	EUR	740,000	Citibank N.A.	4/19/24	7,592
USD	2,127,156	GBP	1,668,279	Citibank N.A.	4/19/24	21,292
USD	6,122	JPY	900,000	Citibank N.A.	4/19/24	158
BRL	760,000	USD	151,725	Goldman Sachs Group Inc.	4/19/24	(521)
BRL	760,000	USD	152,135	Goldman Sachs Group Inc.	4/19/24	(931)
BRL	1,860,000	USD	372,056	Goldman Sachs Group Inc.	4/19/24	(2,003)
BRL	1,930,000	USD	386,267	Goldman Sachs Group Inc.	4/19/24	(2,287)
BRL	4,899,334	USD	979,459	Goldman Sachs Group Inc.	4/19/24	(4,721)
CHF	110,000	USD	123,889	Goldman Sachs Group Inc.	4/19/24	(1,629)
CHF	210,000	USD	238,391	Goldman Sachs Group Inc.	4/19/24	(4,985)
CHF	210,000	USD	233,120	Goldman Sachs Group Inc.	4/19/24	286
CHF	220,000	USD	244,004	Goldman Sachs Group Inc.	4/19/24	517
CHF	230,000	USD	259,760	Goldman Sachs Group Inc.	4/19/24	(4,124)
CHF	240,000	USD	270,957	Goldman Sachs Group Inc.	4/19/24	(4,207)
CHF	260,000	USD	290,184	Goldman Sachs Group Inc.	4/19/24	(1,205)
CHF	330,000	USD	373,021	Goldman Sachs Group Inc.	4/19/24	(6,239)
CHF	350,000	USD	397,469	Goldman Sachs Group Inc.	4/19/24	(8,458)
EUR	30,594	USD	33,392	Goldman Sachs Group Inc.	4/19/24	(357)
USD	194,360	CHF	170,000	Goldman Sachs Group Inc.	4/19/24	5,412
USD	239,847	CHF	210,000	Goldman Sachs Group Inc.	4/19/24	6,440
USD	328,069	CHF	290,000	Goldman Sachs Group Inc.	4/19/24	5,746
USD	374,547	CHF	330,000	Goldman Sachs Group Inc.	4/19/24	7,765
USD	377,715	CHF	330,000	Goldman Sachs Group Inc.	4/19/24	10,934
USD	399,853	CHF	350,000	Goldman Sachs Group Inc.	4/19/24	10,843
USD	2,529,129	CHF	2,224,875	Goldman Sachs Group Inc.	4/19/24	56,272
USD	337,006	EUR	310,000	Goldman Sachs Group Inc.	4/19/24	2,277
USD	347,947	EUR	320,000	Goldman Sachs Group Inc.	4/19/24	2,420
USD	369,999	EUR	340,000	Goldman Sachs Group Inc.	4/19/24	2,877
USD	976,216	MXN	16,383,373	Goldman Sachs Group Inc.	4/19/24	(6,019)
MXN	15,572,510	USD	905,837	JPMorgan Chase & Co.	4/19/24	27,784
USD	3,305,054	CNH	23,513,149	JPMorgan Chase & Co.	4/19/24	65,163
USD	574,899	CNY	4,079,198	JPMorgan Chase & Co.	4/19/24	9,164
USD	206,224	IDR	3,192,347,568	JPMorgan Chase & Co.	4/19/24	5,022

See Notes to Schedule of Investments.

52	Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	2,080,000	USD	416,275	Morgan Stanley & Co. Inc.	4/19/24	$(2,452)
CAD	4,093,755	USD	3,057,591	Morgan Stanley & Co. Inc.	4/19/24	(34,423)
INR	40,204,747	USD	481,667	Morgan Stanley & Co. Inc.	4/19/24	114
JPY	774,138,307	USD	5,426,660	Morgan Stanley & Co. Inc.	4/19/24	(296,090)
USD	111,047	CAD	150,000	Morgan Stanley & Co. Inc.	4/19/24	274
USD	222,568	CAD	300,000	Morgan Stanley & Co. Inc.	4/19/24	1,023
USD	259,119	CAD	350,000	Morgan Stanley & Co. Inc.	4/19/24	650
USD	259,534	CAD	350,000	Morgan Stanley & Co. Inc.	4/19/24	1,065
USD	317,172	CAD	430,000	Morgan Stanley & Co. Inc.	4/19/24	(376)
USD	574,743	CAD	780,000	Morgan Stanley & Co. Inc.	4/19/24	(1,274)
USD	125,162	JPY	18,390,000	Morgan Stanley & Co. Inc.	4/19/24	3,283
USD	707,466	JPY	103,210,000	Morgan Stanley & Co. Inc.	4/19/24	23,446

Net unrealized depreciation on open forward foreign currency contracts						$(218,262)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
USD	— United States Dollar

At March 31, 2024, the Portfolio had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE PORTFOLIO†	PAYMENTS RECEIVED BY THE PORTFOLIO†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
JPMorgan Chase & Co.	29,330,000	BRL	1/2/29	BRL-CDI**	10.230%**	$(80,456)	—	$(80,456)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report	53

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE PORTFOLIO†	PAYMENTS RECEIVED BY THE PORTFOLIO†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
1,842,000	9/30/24	Daily SOFR Compound annually	3.500% annually	$(17,033)	$(3,169)	$(13,864)
28,260,000MXN	7/18/29	28-Day MXN TIIE- Banxico every 28 days	7.450% every 28 days	(99,448)	6,308	(105,756)
47,980,000MXN	7/20/29	28-Day MXN TIIE- Banxico every 28 days	7.440% every 28 days	(170,214)	13,018	(183,232)
17,549,000	2/28/31	3.870% annually	Daily SOFR Compound annually	(31,009)	(47,885)	16,876
941,000	2/15/47	1.520% annually	Daily SOFR Compound annually	319,108	(12,013)	331,121
3,523,000	2/15/48	2.600% annually	Daily SOFR Compound annually	623,099	303,002	320,097
3,484,000	2/15/48	3.050% annually	Daily SOFR Compound annually	371,327	131,251	240,076
5,086,000	5/15/48	3.150% annually	Daily SOFR Compound annually	461,906	(217,323)	679,229

Total				$1,457,736	$173,189	$1,284,547

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE PORTFOLIO†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.42 Index	$32,637,000	6/20/29	1.000% quarterly	$737,232	$718,099	$19,133

See Notes to Schedule of Investments.

54	Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE PORTFOLIO†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.42 Index	$5,947,700	6/20/29	5.000% quarterly	$(428,721)	$(417,401)	$(11,320)

1

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

4

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Reference rate(s) and their value(s) as of period end used in this table:

Reference Index	Reference Rate
28-Day MXN TIIE-Banxico	11.249%
BRL-CDI	10.650%
Daily SOFR Compound	5.340%

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL - CDI	— Brazilian Cetip InterBank Deposit Rate
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report	55

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

56	Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report	57

Notes to Schedule of Investments (unaudited) (continued)

Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

58	Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$103,293,744	—	$103,293,744
Mortgage-Backed Securities	—	94,226,590	—	94,226,590
Collateralized Mortgage Obligations	—	40,642,761	—	40,642,761
U.S. Government & Agency Obligations	—	40,412,703	—	40,412,703
Asset-Backed Securities	—	14,262,715	—	14,262,715
Sovereign Bonds	—	11,710,806	—	11,710,806
Senior Loans	—	9,456,246	—	9,456,246
U.S. Treasury Inflation Protected Securities	—	2,292,941	—	2,292,941
Purchased Options:
Exchange-Traded Purchased Options	$223,447	—	—	223,447
OTC Purchased Options	—	2,936	—	2,936
Non-U.S. Treasury Inflation Protected Securities	—	208,228	—	208,228

Total Long-Term Investments	223,447	316,509,670	—	316,733,117

Short-Term Investments†	8,290,649	—	—	8,290,649

Total Investments	$8,514,096	$316,509,670	—	$325,023,766

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report	59

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$806,658	—	—	$806,658
Forward Foreign Currency Contracts††	—	$294,976	—	294,976
Centrally Cleared Interest Rate Swaps††	—	1,587,399	—	1,587,399
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	19,133	—	19,133

Total Other Financial Instruments	$806,658	$1,901,508	—	$2,708,166

Total	$9,320,754	$318,411,178	—	$327,731,932

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Securities Sold Short†	—	$992,034	—	$992,034
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$88,306	—	—	88,306
OTC Written Options	—	17,208	—	17,208
Futures Contracts††	292,640	—	—	292,640
Forward Foreign Currency Contracts††	—	513,238	—	513,238
OTC Interest Rate Swaps	—	80,456	—	80,456
Centrally Cleared Interest Rate Swaps††	—	302,852	—	302,852
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	11,320	—	11,320

Total Other Financial Instruments	$380,946	$925,074	—	$1,306,020

Total	$380,946	$1,917,108	—	$2,298,054

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

60	Western Asset Core Plus VIT Portfolio 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2024. The following transactions were effected in such company for the period ended March 31, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$8,466,316	$32,333,496	32,333,496	$32,509,163	32,509,163	—	$114,008	—	$8,290,649

Western Asset Core Plus VIT Portfolio 2024 Quarterly Report	61